TRADE AND OTHER LIABILITIES - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Liabilities
Trade payables (Note 29 (diii))	$ 142,325	$ 146,730
Accruals	1,014,368	385,888
Trade deposits received		630,523
Other borrowing (i)		211,567
Other payables	$ 1,268,024	$ 2,214,456